Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation	$ 330,900,000	$ 324,400,000	$ 316,800,000
Loss on sale of non-real estate assets	(2,600,000)	(100,000)	(4,000,000.0)
Net loss (gain) from sale of real estate	44,324,000	(3,514,000)	(2,254,000)
Impairment of indefinite and long-lived assets	$ 47,099,000	$ 33,126,000	$ 236,515,000
Impairment Of Intangible Asset Finite Lived Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	impairment charges	impairment charges	impairment charges
Goodwill impairment loss			$ 236,500,000
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment of indefinite and long-lived assets
Unrealized net gain (loss) on foreign currency	$ (22,865,000)	$ (14,441,000)	$ (4,937,000)
Interest expense
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized net gain (loss) on foreign currency	(1,400,000)	8,800,000	(400,000)
Trade name
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment of indefinite and long-lived assets	0	0	0
Customer relationships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment of indefinite and long-lived assets	47,100,000	21,000,000.0
Amortization of finite-lived intangible assets	36,500,000	36,400,000	36,900,000
Impairment of finite-lived intangible assets	$ 0	$ 12,100,000	$ 0
Minimum | Customer relationships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful lives of finite-lived intangible assets	18 years
Minimum | Building and improvements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful lives	40 years
Minimum | Building and land improvements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful lives	5 years
Minimum | Machinery and equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful lives	3 years
Maximum | Customer relationships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful lives of finite-lived intangible assets	40 years
Maximum | Building and improvements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful lives	43 years
Maximum | Building and land improvements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful lives	20 years
Maximum | Machinery and equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful lives	15 years